AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2021
1933 Act No. 333-251020

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. [1]
(Check appropriate box or boxes)

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant’s Telephone Number)

Catherine F. Kennedy
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

This filing is being made solely for the purpose of adding an exhibit, no other part of the Registration Statement is amended or superseded hereby.

WELLS FARGO FUNDS TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

(a) As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance: would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i) a final decision on the merits by a court or other body before whom the proceeding was brought; or
(ii) in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. Exhibits.

All references to the “Registration Statement” and Post-Effective Amendments thereto in the following list of Exhibits, unless otherwise indicated, refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Number	Exhibit Description
(1)	Amended and Restated Declaration of Trust dated February 18, 2016, is incorporated by reference to Exhibit A of Post-Effective Amendment No. 448, filed February 25, 2016.
(2)	Not applicable
(3)	Not applicable
(4)	Agreement and Plan of Reorganization (Exhibit A of Form N-14) is incorporated by reference to Pre-Effective Amendment No. 1, filed December 29, 2020.
(5)	Not applicable
(6)(a)	Investment Management Agreement with Wells Fargo Funds Management, LLC dated July 1, 2015, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 708, filed September 23, 2020.
(6)(b)

Investment Management Agreement with Wells Fargo Funds Management, LLC (Asset Allocation Fund) dated July 1, 2015, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 398, filed June 25, 2015.

(6)(c)

Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund) dated March 1, 2012, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 235, filed February 29, 2012.

(6)(d)

Investment Management Agreement with Wells Fargo Funds Management, LLC (New Funds since November 2015) dated November 18, 2015, is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 708, filed September 23, 2020.

(6)(e)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC dated June 1, 2018, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 718, filed January 26, 2021.

(6)(f)

Amended and Restated Investment Sub-Advisory Agreement with Wells Capital Management Incorporated dated March 1, 2001, is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 718, filed January 26, 2021.

Number	Exhibit Description
(6)(g)

Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) dated October 29, 2001, is incorporated by reference to Exhibit (d)(2)(vii) of Post-Effective Amendment No. 32, filed February 8, 2002.

(6)(g)(i)

Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC dated April 1, 2013, incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 307, filed July 26, 2013.

(6)(g)(ii)

Appendix dated January 26, 2008 of the Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) dated October 29, 2001 and Novation of Sub Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC dated April 1, 2013, incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 398, filed June 25, 2015.

(6)(g)(iii)

Schedule A dated June 1, 2020 of the Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) dated October 29, 2001 and Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC dated April 1, 2013, is incorporated by reference to Exhibit (d)(12)(d) of Post-Effective Amendment No. 689, filed June 23, 2020.

(6)(h)	Investment Sub-Advisory Agreement with LSV Asset Management dated February 1, 2005, is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 681, filed April 2, 2020.
(6)(i)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P. dated March 24, 2004, is incorporated by reference to Exhibit (d)(2)(xiii) of Post-Effective Amendment No. 74, filed July 26, 2004.
(6)(i)(i)

Appendix A and Schedule A dated July 18, 2008, as amended March 29, 2013, to the Investment Sub-Advisory Agreement with Cooke & Bieler, L.P. dated March 24, 2004, is incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 295, filed April 23, 2013.

(6)(j)

Investment Sub-Advisory Agreement with Artisan Partners, Limited Partnership dated March 12, 2014 is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 341, filed March 28, 2014.

(6)(k)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated and Wells Fargo Bank N.A. (dba Wells Capital Management Singapore) dated May 1, 2015 is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 696, filed July 24, 2020.

(6)(l)

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC dated February 29, 2008, as amended August 11, 2020, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 708, filed September 23, 2020.

(6)(m)

Investment Sub-Advisory Agreement with Wells Fargo Asset Management (International) Limited dated March 1, 2019, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 708, filed September 23, 2020.

(7)

Amended and Restated Distribution Agreement with Wells Fargo Funds Distributor, LLC dated February 20, 2014, as amended May 28, 2020, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 718, filed January 26, 2021.

(8)	Not applicable
(9)

Master Custodian Agreement with State Street Bank and Trust Company dated August 10, 2009, as amended June 30, 2020, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 696, filed July 24, 2020.

(10)(a)	Distribution Plan dated May 28, 2020, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 718, filed January 26, 2021.

Number	Exhibit Description
(10)(b)	Rule 18f-3 Multi-Class Plan, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 718, filed January 26, 2021.
(11)	Legal Opinion is incorporated by reference to Pre-Effective Amendment No. 1, filed December 29, 2020.
(12)(a)	Consent of Tax Counsel for Wells Fargo Diversified International Fund is filed herewith.
(13)(a)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 681, filed April 2, 2020.

(13)(b)

Class-Level Administration Agreement with Wells Fargo Funds Management, LLC dated July 1, 2015, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 718, filed January 26, 2021.

(13)(c)

Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc. dated April 29, 2019, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 636, filed June 27, 2019.

(13)(c)(i)

Schedule A dated March 2, 2020 to the Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc. dated April 29, 2019 is incorporated by reference to Exhibit (h)(2)(b) of Post-Effective Amendment No. 681, filed April 2, 2020.

(13)(d)	Shareholder Servicing Plan dated May 28, 2020, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 718, filed January 26, 2021.
(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 335, filed February 25, 2014.
(13)(f)

Shareholder Servicing Agreement with Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC dated February 20, 2014, is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 718, filed January 26, 2021.

(14)	Consent of Independent Auditors, KPMG, LLP is incorporated by reference to Pre-Effective Amendment No. 1, filed December 29, 2020.
(15)	Not applicable.
(16)(a)	Power of Attorney, Pamela Wheelock is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 671, filed January 27, 2020.
(16)(b)	Power of Attorney, Timothy J. Penny is incorporated by reference to Exhibit (j)(2) of Post-Effective Amendment No. 574, filed April 26, 2018.
(16)(c)	Power of Attorney, Andrew Owen is incorporated by reference to Exhibit (j)(13) of Post-Effective Amendment No. 511, filed January 25, 2017.
(16)(d)	Power of Attorney, Olivia S. Mitchell is incorporated by reference to Exhibit (j)(4) of Post-Effective Amendment No. 574, filed April 26, 2018.
(16)(e)	Power of Attorney, Judith M. Johnson is incorporated by reference to Exhibit (j)(5) of Post-Effective Amendment No. 574, filed April 26, 2018.
(16)(f)	Power of Attorney, Isaiah Harris, Jr. is incorporated by reference to Exhibit (j)(6) of Post-Effective Amendment No. 574, filed April 26, 2018.
(16)(g)	Power of Attorney, David F. Larcker is incorporated by reference to Exhibit (j)(7) of Post-Effective Amendment No. 574, filed April 26, 2018.
(16)(h)	Power of Attorney, Nancy Wiser is incorporated by reference to Exhibit (j)(11) of Post-Effective Amendment No. 254, filed September 4, 2012.

Number	Exhibit Description
(16)(i)	Power of Attorney, Jeremy DePalma is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 266, filed November 16, 2012.
(16)(j)	Power of Attorney, William R. Ebsworth is incorporated by reference to Exhibit (j)(11) of Post-Effective Amendment No. 574, filed April 26, 2018.
(16)(k)	Power of Attorney, Jane A. Freeman is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 574, filed April 26, 2018.
(16)(l)	Power of Attorney, James G. Polisson is incorporated by reference to Exhibit (j)(13) of Post-Effective Amendment No. 574, filed April 26, 2018.

Item 17. Undertakings.

(1) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 20th day of April, 2021.

WELLS FARGO FUNDS TRUST

By: /s/ Maureen E. Towle

Maureen E. Towle
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

/s/ James G. Polisson James G. Polisson* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Jane A. Freeman Jane A. Freeman* Trustee	/s/ William R. Ebsworth William R. Ebsworth* Trustee	/s/ Pamela Wheelock Pamela Wheelock* Trustee

/s/ Andrew Owen Andrew Owen* President (Principal Executive Officer)	/s/ Jeremy M. DePalma Jeremy M. DePalma* Treasurer (Principal Financial Officer)

*By: /s/ Maureen E. Towle

Maureen E. Towle
As Attorney-In-Fact
April 20, 2021

Exhibit No.	Exhibits
(12)(a)	Consent of Tax Counsel for Wells Fargo Diversified International Fund